Related parties (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2025
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	60	2	62
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	51	1	52
	—	—	111	3	114
Income
Finance income	—	—	221	4	225
Dividends received	—	—	—	—	—
Services rendered	—	—	15	—	15
Sale of stocks	—	—	—	—	—
Other income	—	—	666	1	667
	—	—	902	5	907

	EUR million
	30-06-2025
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	3	281	111	395
Financing agreements: loans and capital contributions (borrower)	—	(5)	(424)	162	(267)
Guarantees provided	—	2	7	4	13
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	27	(7)	20
Dividends and other distributed profit	—	3	—	33	36
Other transactions	—	—	(204)	(3)	(207)

	EUR million
	30-06-2025
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	17	10,438	332	10,787
Other collection rights	—	—	389	2	391
	—	17	10,827	334	11,178
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	11	2,614	454	3,079
Other payment obligations	—	—	172	—	172
	—	11	2,786	454	3,251

	EUR million
	30-06-2024
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	75	2	77
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	97	—	97
	—	—	172	2	174
Income
Finance income	—	—	249	4	253
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	798	1	799
	—	—	1,047	5	1,052

	EUR million
	30-06-2024
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	363	50	413
Financing agreements: loans and capital contributions (borrower)	—	(2)	545	84	627
Guarantees provided	—	—	8	(291)	(283)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	44	2	46
Dividends and other distributed profit	—	2	—	17	19
Other transactions	—	—	(127)	—	(127)

	EUR million
	31-12-2024
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors		—	—	—	—
Loans and credits granted		14	10,157	221	10,392
Other collection rights		—	625	5	630
	—	14	10,782	226	11,022
Credit balances:
Suppliers and creditors granted		—	—	—	—
Loans and credits received		16	3,038	292	3,346
Other payment obligations		—	205	—	205
	—	16	3,243	292	3,551